Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Sales of goods	$ 801,199,000	$ 863,470,000	$ 637,619,000
Sales of services	22,222,000	21,052,000	20,285,000
Royalty income	1,381,000	15,928,000	18,638,000
Total operating income	824,802,000	900,450,000	676,542,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(461,942,000)	(529,731,000)	(393,888,000)
Unabsorbed cost due to production stoppage	(23,058,000)	(25,509,000)	(27,758,000)
Cost of sales of services, excluding depreciation and amortization	(3,163,000)	(1,269,000)	(1,554,000)
Depreciation and amortization	(176,781,000)	(187,211,000)	(189,620,000)
Exploration in operating units	(80,796,000)	(56,412,000)	(28,044,000)
Mining royalties	(17,733,000)	(12,974,000)	(11,749,000)
Total cost of sales	(763,473,000)	(813,106,000)	(652,613,000)
Gross profit	61,329,000	87,344,000	23,929,000
Operating income (expenses)
Administrative expenses	(67,728,000)	(67,585,000)	(67,185,000)
Selling expenses	(20,222,000)	(20,827,000)	(18,533,000)
Exploration in non-operating areas	(14,252,000)	(11,270,000)	(8,475,000)
Provision of contingencies and others	(2,935,000)	(2,687,000)	(4,150,000)
Impairment recovery (loss) of long-lived assets	19,874,000	(14,910,000)	2,083,000
Write-off of stripping activity asset	0	(6,763,000)	(11,633,000)
Other, net	(15,085,000)	(29,260,000)	2,690,000
Total operating income (expenses)	(100,348,000)	(153,302,000)	(105,203,000)
Operating loss	(39,019,000)	(65,958,000)	(81,274,000)
Other income (expense), net
Share in the results of associates and joint venture	176,270,000	240,450,000	62,702,000
Foreign currency exchange difference	26,871,000	(18,686,000)	(4,116,000)
Finance income	14,443,000	5,952,000	2,411,000
Finance costs	(54,136,000)	(60,629,000)	(37,822,000)
Profit (loss) before income tax	124,429,000	101,129,000	(58,099,000)
Income tax
Current income tax	(15,633,000)	(20,375,000)	(9,924,000)
Deferred income tax	15,592,000	44,046,000	(15,506,000)
Total income tax	(41,000)	23,671,000	(25,430,000)
Profit (loss) from continuing operations	124,388,000	124,800,000	(83,529,000)
Discontinued operations
Profit (loss) from discontinued operations	478,547,000	(387,604,000)	(66,810,000)
Profit (loss)	602,935,000	(262,804,000)	(150,339,000)
Profit (loss) attributable to:
Owners of the parent	602,550,000	(264,075,000)	(135,718,000)
Non-controlling interest	385,000	1,271,000	(14,621,000)
Profit (loss)	$ 602,935,000	$ (262,804,000)	$ (150,339,000)
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.37	$ (1.04)	$ (0.53)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	2.37	(1.04)	(0.53)
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	0.49	0.49	(0.27)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	0.49	0.49	(0.27)
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	1.88	(1.53)	(0.26)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 1.88	$ (1.53)	$ (0.26)
Sociedad Minera Cerro Verde S.A.A
Continuing operations
Sales of goods	$ 3,975,295,000	$ 4,199,448,000	$ 2,538,593,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(2,367,767,000)	(2,155,088,000)	(1,809,255,000)
Gross profit	1,607,528,000	2,044,360,000	729,338,000
Operating income (expenses)
Selling expenses	(157,373,000)	(109,886,000)	(97,680,000)
Other operating expenses	(24,212,000)	(8,510,000)	(38,484,000)
Other operating income	279,000	400,000	6,157,000
Total operating income (expenses)	(181,306,000)	(117,996,000)	(130,007,000)
Operating loss	1,426,222,000	1,926,364,000	599,331,000
Other income (expense), net
Foreign currency exchange difference	980,000	29,493,000	52,464,000
Finance income	17,235,000	2,820,000	2,350,000
Finance costs	(10,537,000)	(31,500,000)	(142,675,000)
Profit (loss) before income tax	1,433,900,000	1,927,177,000	511,470,000
Income tax
Total income tax	508,547,000	735,703,000	236,926,000
Discontinued operations
Profit (loss)	925,353,000	1,191,474,000	274,544,000
Profit (loss) attributable to:
Profit (loss)	$ 925,353,000	$ 1,191,474,000	$ 274,544,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.643	$ 3.404	$ 0.784
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 3.404	$ 0.784	$ 1.115